UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21424

Meeder Premier Portfolios Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Premier Portfolios Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 866-633-3371

Date of fiscal year end: June 30, 2006

Date of reporting period: September 30, 2005

Item 1.	Schedule of Investments.

Schedule of Investments

September 30, 2005 (Unaudited)

Defensive Equity Portfolio

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 94.2%
American Beacon Large Cap Value Fund	378,192		7,817,228
Artisan Mid Cap Value Fund	663,225		12,999,208
Brandywine Blue Fund #	95,666		2,998,161
First American Mid Cap Growth Opportunities Fund - Class A	310,934		12,919,305
HighMark Small Cap Value Fund - Class A #	110,668		2,066,166
JP Morgan Diversified Mid Cap Value Fund - Class A	214,797		4,240,094
Total Registered Investment Companies	(Cost $42,786,480)		43,040,163
U.S. Government Obligations - 1.1%
U.S. Treasury Bill, 3.51%, due 12/01/05*	500,000		497,184
Total U.S. Government Obligations	(Cost $497,189)		497,184
Repurchase Agreements - 4.7%
The Huntington National Bank, 3.30%, 10/03/05, (Collateralized by $2,161,559 FNMA, at 3.61%, due 11/07/07, value - $2,190,070) purchased 09/30/05	2,158,000		2,158,000
Total Repurchase Agreements	(Cost $2,158,000)		2,158,000
Total Investments - 100.0%	(Cost $45,441,669	)(a)	45,695,347
Liabilities less Other Assets - (0.0%)			-14,605
Total Net Assets - 100.0%			45,680,742
Trustee Deferred Compensation**
Meeder Premier Defensive Equity Portfolio	232		2,506
Meeder Premier Growth Portfolio	1,133		12,848
Meeder Premier Fixed Income Portfolio	82		802
Meeder Premier Aggressive Growth Portfolio	601		6,966
Total Trustee Deferred Compensation	(Cost $21,718)		23,122
Futures Contracts

	Long Contracts		Unrealized Appreciation ($)
S&P 400 MidCap expiring December 2005, notional value $2,522,450	7		27,000
Total Futures Contracts			27,000

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$351,148
Unrealized depreciation	(97,470)

Net unrealized appreciation (depreciation)	$253,678

#	Represents non-income producing securities.

*	Pledged as collateral on Futures Contracts.

**	Assets of affiliates to the Defensive Equity Portfolio held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

Schedule of Investments

September 30, 2005 (Unaudited)

Growth Portfolio

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 96.3%
American Beacon Large Cap Value Fund	132,222		2,733,022
Brandywine Blue Fund #	75,970		2,380,904
First American Mid Cap Growth Opportunities Fund - Class A	164,490		6,834,550
Goldman Sachs Mid Cap Value Fund - Class A	302,118		11,265,982
HighMark Small Cap Value Fund - Class A #	70,171		1,310,087
Hotchkis & Wiley Large Cap Value Fund - Class A	140,562		3,346,789
Munder Mid Cap Core Growth Fund - Class A #	105,305		2,375,682
Munder Small Cap Value Fund - Class A	11,805		325,469
Total Registered Investment Companies	(Cost $29,459,655)		30,572,486
U.S. Government Obligations - 2.5%
U.S. Treasury Bill, 3.51%, due 12/01/05 *	800,000		795,495
Total U.S. Government Obligations	(Cost $795,503)		795,495
Repurchase Agreements - 1.2%
The Huntington National Bank, 3.30%, 10/03/05, (Collateralized by $394,650 FNMA, at 3.61%, due 11/07/07, value - $399,855) purchased 09/30/05	394,000		394,000
Total Repurchase Agreements	(Cost $394,000)		394,000
Total Investments - 100.0%	(Cost $30,649,158	)(a)	31,761,981
Other Assets less Liabilities - 0.0%			77
Total Net Assets - 100.0%			31,762,058
Trustee Deferred Compensation**
Meeder Premier Defensive Equity Portfolio	166		1,793
Meeder Premier Growth Portfolio	814		9,231
Meeder Premier Fixed Income Portfolio	58		567
Meeder Premier Aggressive Growth Portfolio	430		4,984
Total Trustee Deferred Compensation	(Cost $15,568)		16,575
Futures Contracts

	Long Contracts		Unrealized Appreciation/ (Depreciation) ($)
S&P 400 MidCap expiring December 2005, notional value $1,081,050	3		-7,125
Total Futures Contracts			-7,125

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,200,621
Unrealized depreciation	(87,798)

Net unrealized appreciation (depreciation)	$1,112,823

#	Represents non-income producing security.

*	Pledged as collateral on Futures Contracts.

**	Assets of affiliates to the Growth Portfolio held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

Schedule of Investments

September 30, 2005 (Unaudited)

Aggressive Growth Portfolio

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 95.9%
American Beacon Large Cap Value Fund	64,443		1,332,044
Brandywine Blue Fund #	85,240		2,671,419
Fidelity Advisor Leveraged Company Stock Fund - Class A	174,420		4,899,454
Goldman Sachs Mid Cap Value Fund - Class A	50,509		1,883,492
Harding Loevner Emerging Markets Portfolio	72,337		2,369,050
HighMark Small Cap Value Fund - Class A #	124,244		2,319,637
Hotchkis & Wiley Large Cap Value Fund - Class A	77,394		1,842,749
Munder Mid Cap Core Growth Fund - Class A #	295,325		6,662,539
Munder Small Cap Value Fund - Class A	9,253		255,097
Total Registered Investment Companies	(Cost $23,291,211)		24,235,481
U.S. Government Obligations - 2.0%
U.S. Treasury Bill, 3.51%, due 12/01/05 *	500,000		497,184
Total U.S. Government Obligations	(Cost $497,189)		497,184
Repurchase Agreements - 2.1%
The Huntington National Bank, 3.30%, 10/03/05, (Collateralized by $532,877 FNMA, at 3.61%, due 11/07/07, value - $539,906) purchased 09/30/05	532,000		532,000
Total Repurchase Agreements	(Cost $532,000)		532,000
Total Investments - 100.0%	(Cost $24,320,400	)(a)	25,264,665
Other Assets less Liabilities - 0.0%			940
Total Net Assets - 100.0%			25,265,605
Trustee Deferred Compensation**
Meeder Premier Defensive Equity Portfolio	134		1,447
Meeder Premier Growth Portfolio	658		7,462
Meeder Premier Fixed Income Portfolio	47		460
Meeder Premier Aggressive Growth Portfolio	348		4,033
Total Trustee Deferred Compensation	(Cost $12,601)		13,402
Futures Contracts

	Long Contracts		Unrealized Appreciation/ (Depreciation)($)
S&P 400 MidCap expiring December 2005, notional value $720,700	2		(4,750)
Total Futures Contracts			(4,750)

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,052,426
Unrealized depreciation	(108,161)

Net unrealized appreciation (depreciation)	$944,265

#	Represents non-income producing securities.

*	Pledged as collateral on Futures Contracts.

**	Assets of affiliates to the Aggressive Growth Portfolio held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

Schedule of Investments

September 30, 2005 (Unaudited)

Fixed Income Portfolio

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 46.3%
iShares GS$ InvesTop Corporate Bond Fund	32,400		3,545,532
Total Registered Investment Companies	(Cost $3,587,328)		3,545,532
U.S. Government Obligations - 46.3%
Fannie Mae, 4.56%, due 05/05/10	200,000		197,505
Federal Home Loan Bank, 2.60%, due 9/29/06	1,000,000		983,285
U.S. Treasury Bill, 3.38%, due 12/08/05*	1,000,000		993,713
U.S. Treasury Note, 6.50%, due 10/15/06	960,000		982,200
U.S. Treasury Note, 3.125%, due 05/15/07	400,000		393,312
Total U.S. Government Obligations	(Cost $3,574,772)		3,550,015
Repurchase Agreements - 7.2%
The Huntington National Bank, 3.30%, 10/03/05, (Collateralized by $555,915 FNMA, at 3.61%, due 11/07/07, value - $563,248) purchased 09/30/05	555,000		555,000
Total Repurchase Agreements	(Cost $555,000)		555,000
Total Investments - 99.8%	(Cost $7,717,100	)(a)	7,650,547
Other Assets less Liabilities - 0.2%			14,224
Total Net Assets - 100.0%			7,664,771
Trustee Deferred Compensation**
Meeder Premier Defensive Equity Portfolio	66		713
Meeder Premier Growth Portfolio	315		3,572
Meeder Premier Fixed Income Portfolio	23		225
Meeder Premier Aggressive Growth Portfolio	171		1,982
Total Trustee Deferred Compensation	(Cost $6,104)		6,492
Futures Contracts

	Long Contracts		Unrealized Appreciation/ (Depreciation)($)
U.S. Treasury Two-Year Note Futures, expiring December 2005, notional value $411,781	2		-2,250
Total Futures Contracts			-2,250

(a)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting of approximately $47,412. Cost for federal income tax purposes of $7,764,512 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(113,965)

Net unrealized appreciation (depreciation)	$(113,965)

#	Represents non-income producing security.

*	Pledged as collateral on Futures Contracts.

**	Assets of affiliates to the Fixed Income Portfolio held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Premier Portfolios Trust

By:	/s/ BRUCE E. MCKIBBEN
Bruce E. McKibben, Treasurer

Date: November 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRUCE E. MCKIBBEN
Bruce E. McKibben, Treasurer

Date: November 15, 2005

By:	/s/ ROBERT S. MEEDER, JR.
Robert S. Meeder, Jr., President

Date: November 15, 2005